Expense Example	Jul. 31, 2025 USD ($)
Kansas Municipal Fund | Kansas Municipal Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 347
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,618
Kansas Municipal Fund | Kansas Municipal Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,114
Maine Municipal Fund | Maine Municipal Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	731
Expense Example, with Redemption, 5 Years	1,138
Expense Example, with Redemption, 10 Years	2,776
Maine Municipal Fund | Maine Municipal Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	420
Expense Example, with Redemption, 5 Years	789
Expense Example, with Redemption, 10 Years	1,827
Nebraska Municipal Fund | Nebraska Municipal Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	894
Expense Example, with Redemption, 10 Years	1,700
Nebraska Municipal Fund | Nebraska Municipal Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,200
Oklahoma Municipal Fund | Oklahoma Municipal Fund, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	602
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	1,659
Oklahoma Municipal Fund | Oklahoma Municipal Fund, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,146
Viking Tax-Free Fund for Montana | Viking Tax-Free Fund for Montana, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	860
Expense Example, with Redemption, 10 Years	1,618
Viking Tax-Free Fund for Montana | Viking Tax-Free Fund for Montana, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,114
Viking Tax-Free Fund for North Dakota | Viking Tax-Free Fund for North Dakota, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	1,832
Viking Tax-Free Fund for North Dakota | Viking Tax-Free Fund for North Dakota, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	$ 1,339